SHARE BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE BASED PAYMENTS
Schedule of Stock Option Activities

The following summary of stock option activities under the 2007, 2011 and 2012 Share incentive plans as of December 31, 2019, reflective of all modifications is presented below:

	Outstanding Options
		Weighted		Weighted
		average	Weighted	average
		exercise	average	remaining	Aggregate
	Number of	price	grant-date	contractual	intrinsic
	options	per option	fair value	terms	value

Outstanding as of January 1, 2019	5,866,028	$1.15	$1.05	—	$—
Granted	5,500,000	0.24	0.24
Exercised	—
Forfeited	(52,500)	0.24	0.24
Expired	(1,430,088)	1.03	1.03

Outstanding as of December 31, 2019	9,883,440	$0.66	$0.61	2.65	$3,324
Options vested and expected to vest as of December 31, 2019	9,883,440	$0.66	$0.61	2.65	$3,324

Options exercisable as of December 31, 2019	5,715,940	$0.96	$0.96	1.68	$188